Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous liabilities [abstract]
Schedule of other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Transactions in transit	457	545	498
Accrued expenses and deferred income	8,445	7,084	6,309
Other	5,707	5,069	5,529
	14,609	12,698	12,336